SHARE BASED COMPENSATION - Summary of Non-vested Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average fair value on grant date (RMB/Share)
Fair value of shares vested	¥ 0	¥ 5,000	¥ 2,000
Proceeds from exercise of share options	¥ 0	¥ 5,024	¥ 10,185